Schedule of Investments(a)
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.32%
Aerospace & Defense–5.40%
Hensoldt AG (Germany)	1,060,708	$36,061,965
Huntington Ingalls Industries, Inc.	120,800	27,744,136
Leonardo DRS, Inc.(b)(c)	2,023,036	33,764,471
Leonardo S.p.A. (Italy)	4,988,500	67,644,837
		165,215,409
Application Software–0.23%
Cerence, Inc.(b)(c)	249,800	6,946,938
Automotive Parts & Equipment–1.05%
Dana, Inc.	1,686,696	32,013,490
Coal & Consumable Fuels–1.34%
Cameco Corp. (Canada)(c)	746,100	26,232,876
NexGen Energy Ltd. (Canada)(b)	1,783,500	8,750,802
NexGen Energy Ltd. (Canada)(b)(c)	1,217,500	5,977,925
		40,961,603
Commodity Chemicals–1.50%
Cabot Corp.	324,800	23,060,800
Orion S.A. (Germany)	1,048,600	22,985,312
		46,046,112
Communications Equipment–2.38%
Lumentum Holdings, Inc.(b)(c)	1,389,172	72,737,046
Construction & Engineering–6.42%
AECOM	648,618	56,429,766
Concrete Pumping Holdings, Inc.(b)	610,200	4,924,314
HOCHTIEF AG (Germany)	203,300	20,014,188
MasTec, Inc.(b)	585,700	68,966,175
Primoris Services Corp.	1,444,934	45,891,104
		196,225,547
Construction Machinery & Heavy Transportation Equipment– 3.23%
Astec Industries, Inc.	232,678	11,494,293
Manitowoc Co., Inc. (The)(b)	976,200	17,688,744
Oshkosh Corp.	269,500	24,812,865
REV Group, Inc.	771,700	9,978,081
Terex Corp.	593,100	34,773,453
		98,747,436
Copper–1.71%
Capstone Copper Corp. (Canada)(b)	7,101,900	37,107,717
ERO Copper Corp. (Brazil)(b)(c)	633,200	15,221,962
		52,329,679
Diversified Chemicals–1.82%
Huntsman Corp.	1,867,563	55,597,351
Diversified Metals & Mining–3.39%
Hudbay Minerals, Inc. (Canada)	7,067,800	42,053,410
Teck Resources Ltd., Class B (Canada)	1,384,800	61,526,664
		103,580,074
Shares		Value
Education Services–2.03%
Adtalem Global Education, Inc.(b)(c)	1,152,000	$49,812,480
Grand Canyon Education, Inc.(b)	113,000	12,266,150
		62,078,630
Electric Utilities–1.50%
NRG Energy, Inc.	1,210,600	45,990,694
Electrical Components & Equipment–3.41%
EnerSys	319,300	34,586,576
Vertiv Holdings Co.	2,686,100	69,865,461
		104,452,037
Electronic Manufacturing Services–2.20%
Benchmark Electronics, Inc.	382,600	10,142,726
Flex Ltd.(b)	1,698,000	46,457,280
Jabil, Inc.	95,400	10,557,918
		67,157,924
Environmental & Facilities Services–0.07%
Li-Cycle Holdings Corp. (Canada)(b)(c)	378,515	2,282,445
Food Distributors–2.29%
Performance Food Group Co.(b)(c)	440,400	26,318,304
US Foods Holding Corp.(b)	1,026,971	43,882,471
		70,200,775
Gold–0.25%
Kinross Gold Corp. (Canada)	1,545,700	7,697,586
Health Care Distributors–0.32%
Henry Schein, Inc.(b)	123,000	9,691,170
Health Care Equipment–0.47%
Integer Holdings Corp.(b)(c)	155,175	14,350,584
Health Care Facilities–1.77%
Select Medical Holdings Corp.	958,900	28,776,589
Universal Health Services, Inc., Class B	182,400	25,346,304
		54,122,893
Hotels, Resorts & Cruise Lines–3.68%
Expedia Group, Inc.(b)	540,300	66,202,959
Travel + Leisure Co.	1,136,076	46,272,376
		112,475,335
Household Products–2.15%
Spectrum Brands Holdings, Inc.(c)	837,659	65,680,842
Human Resource & Employment Services–1.15%
Kelly Services, Inc., Class A	356,010	6,522,103
ManpowerGroup, Inc.(c)	361,900	28,546,672
		35,068,775
Independent Power Producers & Energy Traders–1.67%
Vistra Corp.	1,820,600	51,086,036
Industrial Machinery & Supplies & Components–0.40%
Gates Industrial Corp. PLC(b)	899,300	12,248,466

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Managed Health Care–1.31%
Molina Healthcare, Inc.(b)	131,300	$39,979,537
Office Services & Supplies–1.00%
Interface, Inc.	393,320	3,842,736
MillerKnoll, Inc.	863,600	16,900,652
Steelcase, Inc., Class A	1,159,700	9,938,629
		30,682,017
Oil & Gas Equipment & Services–1.86%
Helix Energy Solutions Group, Inc.(b)(c)	3,216,481	30,878,218
NexTier Oilfield Solutions, Inc.(b)	2,185,711	26,053,675
		56,931,893
Oil & Gas Exploration & Production–14.09%
Advantage Energy Ltd. (Canada)(b)	3,681,400	25,963,690
APA Corp.	1,124,800	45,543,152
ARC Resources Ltd. (Canada)	3,988,600	60,253,223
Crescent Point Energy Corp. (Canada)	5,232,200	42,416,273
Enerplus Corp. (Canada)	1,623,000	27,151,541
Kosmos Energy Ltd. (Ghana)(b)(c)	7,327,400	52,024,540
Northern Oil and Gas, Inc.(c)	2,094,280	82,451,803
Ovintiv, Inc.(c)	926,300	42,693,167
Southwestern Energy Co.(b)	5,782,300	37,469,304
Tamarack Valley Energy Ltd. (Canada)(c)	5,458,400	14,943,180
		430,909,873
Oil & Gas Storage & Transportation–1.23%
New Fortress Energy, Inc.(c)	1,317,023	37,601,007
Passenger Ground Transportation–0.15%
Mobico Group PLC (United Kingdom)	3,887,060	4,657,323
Regional Banks–9.27%
Five Star Bancorp	341,554	8,429,553
Huntington Bancshares, Inc.	4,513,558	55,245,950
Pinnacle Financial Partners, Inc.	1,132,000	85,918,800
Synovus Financial Corp.	411,100	13,936,290
Texas Capital Bancshares, Inc.(b)	441,600	28,196,160
Webster Financial Corp.	1,236,800	58,525,376
Western Alliance Bancorporation	639,100	33,201,245
		283,453,374
Research & Consulting Services–2.07%
KBR, Inc.	1,029,800	63,322,402
Restaurants–1.95%
Cheesecake Factory, Inc. (The)(c)	1,534,547	56,440,639
Marston’s PLC (United Kingdom)(b)	8,288,149	3,351,983
		59,792,622
Semiconductor Materials & Equipment–3.60%
Ichor Holdings Ltd.(b)(c)	535,980	20,753,146
MKS Instruments, Inc.	493,413	53,865,897
Ultra Clean Holdings, Inc.(b)(c)	933,700	35,573,970
		110,193,013
Shares		Value
Semiconductors–2.51%
MaxLinear, Inc.(b)(c)	1,411,250	$34,815,537
Silicon Motion Technology Corp., ADR (Taiwan)	663,429	42,061,399
		76,876,936
Silver–1.27%
Pan American Silver Corp. (Canada)	2,293,613	38,716,187
Specialized Finance–0.62%
Burford Capital Ltd.	1,402,026	18,899,310
Specialty Chemicals–0.51%
Element Solutions, Inc.	742,700	15,566,992
Steel–1.50%
Carpenter Technology Corp.	768,530	46,004,206
Trading Companies & Distributors–2.55%
Air Lease Corp., Class A	917,800	38,859,652
DXP Enterprises, Inc.(b)	233,991	8,886,978
WESCO International, Inc.	172,000	30,198,040
		77,944,670
Total Common Stocks & Other Equity Interests (Cost $2,508,926,408)		2,976,516,239

Exchange-Traded Funds–0.71%
Global X Uranium ETF (Cost $19,370,495)	962,300	21,844,210
Money Market Funds–1.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e)	12,065,711	12,065,711
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(d)(e)	8,244,783	8,245,607
Invesco Treasury Portfolio, Institutional Class, 5.18%(d)(e)	13,789,384	13,789,384
Total Money Market Funds (Cost $34,099,399)		34,100,702
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.15% (Cost $2,562,396,302)		3,032,461,151
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.57%
Invesco Private Government Fund, 5.24%(d)(e)(f)	107,636,734	107,636,734
Invesco Private Prime Fund, 5.38%(d)(e)(f)	276,927,938	276,927,938
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $384,545,444)		384,564,672
TOTAL INVESTMENTS IN SECURITIES–111.72% (Cost $2,946,941,746)		3,417,025,823
OTHER ASSETS LESS LIABILITIES—(11.72)%		(358,396,851)
NET ASSETS–100.00%		$3,058,628,972
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,518,112	$93,931,094	$(96,383,495)	$-	$-	$12,065,711	$256,250
Invesco Liquid Assets Portfolio, Institutional Class	9,998,880	67,093,639	(68,845,356)	(1,419)	(137)	8,245,607	181,375
Invesco Treasury Portfolio, Institutional Class	16,592,129	107,349,822	(110,152,567)	-	-	13,789,384	291,808
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,733,491	256,584,961	(210,681,718)	-	-	107,636,734	975,715*
Invesco Private Prime Fund	159,859,183	494,265,248	(377,207,041)	23,336	(12,788)	276,927,938	2,561,359*
Total	$262,701,795	$1,019,224,764	$(863,270,177)	$21,917	$(12,925)	$418,665,374	$4,266,507

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/14/2023	Citibank, N.A.	GBP	6,126,392	USD	7,956,808	$94,029
08/14/2023	Goldman Sachs International	EUR	5,988,123	USD	6,731,579	143,866
08/14/2023	Royal Bank of Canada	EUR	101,157,321	USD	112,489,470	1,203,285
08/14/2023	Royal Bank of Canada	GBP	326,770	USD	429,213	9,828
Subtotal—Appreciation						1,451,008
Currency Risk
08/14/2023	Merrill Lynch International	USD	409,762	GBP	319,171	(129)
Total Forward Foreign Currency Contracts						$1,450,879

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,844,785,943	$131,730,296	$—	$2,976,516,239
Exchange-Traded Funds	21,844,210	—	—	21,844,210
Money Market Funds	34,100,702	384,564,672	—	418,665,374
Total Investments in Securities	2,900,730,855	516,294,968	—	3,417,025,823
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,451,008	—	1,451,008
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(129)	—	(129)
Total Other Investments	—	1,450,879	—	1,450,879
Total Investments	$2,900,730,855	$517,745,847	$—	$3,418,476,702

*	Unrealized appreciation (depreciation).
Invesco Small Cap Value Fund